                                  BINGHAM DANA LLP
                                 150 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110-1726


                                     May 5, 1998


VIA EDGAR


Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: CitiFunds(SM) International Trust (filing relates only to CitiFunds(SM) International Equity Portfolio and
          CitiFunds(SM) Emerging Asian Markets Equity Portfolio)
          (File Nos. 33-36556 and 811-6154)

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, CitiFunds International Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectuses and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 17 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 30, 1998, is the most recent amendment to the Trust's registration statement relating to the above-referenced series of the Trust.

     Please call the undersigned at (617) 951-8383 or Lea Anne Copenhefer at
(617) 951-8515, with any questions relating to this filing.


                                         Sincerely,

                                     /s/ Jennifer H. Hurford
                                         -------------------
                                         Jennifer H. Hurford